Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000,000.00
Previously Paid Amount	33,147.86
Total Fee Amount	33,782.60
Total Offset Amount	0.00
Net Fee	$ 634.74
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A